RELATED PARTY TRANSACTIONS	6 Months Ended
Jul. 01, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these condensed consolidated interim financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with The Coca-Cola Company (TCCC)
The principal transactions with TCCC are for the purchase of concentrate, syrup and finished goods. The following table summarises the transactions with TCCC that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	1 July 2022	2 July 2021
	€ million	€ million
Amounts affecting revenue[1]	51	22
Amounts affecting cost of sales[2]	(1,910)	(1,438)
Amounts affecting operating expenses[3]	1	4
Total net amount affecting the consolidated income statement	(1,858)	(1,412)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to costs associated with new product development initiatives and support funding.

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position as at the dates presented:

	1 July 2022	31 December 2021
	€ million	€ million
Amount due from TCCC	68	135
Amount payable to TCCC	305	189

In February 2022, the Group entered into asset sale arrangements with TCCC pursuant to which, the Group agreed to sell certain non-alcoholic ready to drink beverage brands, predominantly available in Australia and New Zealand, which were acquired as part of the business combination transaction consummated on 10 May 2021, for a total consideration approximating €182 million. The sale price approximated the fair value of the brands assessed at the acquisition date. These brands were classified as assets held for sale in our consolidated statement of financial position as at 31 December 2021. During the first half of 2022, the Group partially completed the asset sale transaction and expects to finalize the remaining portion during the second half of the year. The Group has also entered into commercial agreements with TCCC to facilitate ongoing manufacturing, distributing and/or selling activities pertaining to these brands. The brands which are yet to be sold to TCCC, amount to €40 million and are classified as assets held for sale in our condensed consolidated interim statement of financial position as at 1 July 2022.
Transactions with Cobega companies
The principal transactions with Cobega are for the purchase of juice concentrate and packaging materials. The following table summarises the transactions with Cobega that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	1 July 2022	2 July 2021
	€ million	€ million
Amounts affecting revenues[1]	2	—
Amounts affecting cost of sales[2]	(32)	(21)
Amounts affecting operating expenses[3]	(8)	(5)
Total net amount affecting the consolidated income statement	(38)	(26)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of packaging materials.
[3] Amounts principally relate to certain costs associated with maintenance, repair services and rent
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position as at the dates presented:

	1 July 2022	31 December 2021
	€ million	€ million
Amount due from Cobega	5	2
Amount payable to Cobega	27	19
Transactions with Other Related Parties
For the six months ended 1 July 2022 and 2 July 2021 the Group recognised charges in cost of sales of €83 million and €28 million, respectively, in connection with transactions that have been entered into with joint ventures, associates and other related parties predominantly for the purchase of finished products as well as container deposit scheme charges in Australia.
Transactions with joint ventures, associates and other related parties that impacted the condensed consolidated interim statement of financial position as at 1 July 2022 include €4 million in amounts receivable from related parties and €7 million in amounts payable to related parties respectively. As at 31 December 2021 amounts receivable from related parties and amounts payable to related parties included €6 million and €2 million respectively related to transactions with joint ventures, associates and other related parties.